Inventory - Schedule of Expenses Incurred, Recorded in Cost of VOI Sales (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Cost of VOI sales related to fee-for-service upgrades	$ 8	$ 18	$ 28	$ 42	$ 49	$ 67	$ 12